Quarterly Holdings Report
for
Fidelity® Investment Grade Bond ETF
November 30, 2021
FIE-NPRT1-0122
1.9900960.100

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 42.7%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.30% 2/15/30		$ 90,000	$101,577
Verizon Communications, Inc. 3.15% 3/22/30		50,000	53,056
			154,633
Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.80% 4/1/31		100,000	99,114
Time Warner Cable, Inc. 5.50% 9/1/41		40,000	49,005
			148,119
Wireless Telecommunication Services – 1.0%
T-Mobile USA, Inc. 4.50% 4/15/50		90,000	105,259
TOTAL COMMUNICATION SERVICES	408,011
CONSUMER DISCRETIONARY – 1.8%
Automobiles – 0.5%
General Motors Financial Co., Inc. 4.00% 1/15/25		50,000	53,237
Household Durables – 1.0%
Lennar Corp. 4.75% 11/29/27		90,000	102,284
Specialty Retail – 0.3%
Tapestry, Inc. 3.05% 3/15/32 (b)		24,000	24,259
TOTAL CONSUMER DISCRETIONARY	179,780
CONSUMER STAPLES – 3.0%
Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/39		80,000	104,850
Food & Staples Retailing – 1.1%
Sysco Corp. 6.60% 4/1/50		70,000	109,960
Food Products – 0.9%
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (c)		40,000	42,907

		Principal Amount(a)	Value

Kraft Heinz Foods Co. 4.625% 1/30/29		$ 40,000	$ 46,237
			89,144
TOTAL CONSUMER STAPLES	303,954
ENERGY – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
Cenovus Energy, Inc. 4.25% 4/15/27		40,000	43,589
Energy Transfer LP 4.95% 6/15/28		40,000	45,221
Hess Corp. 4.30% 4/1/27		49,000	53,214
MPLX LP 4.80% 2/15/29		40,000	45,372
Petroleos Mexicanos 7.69% 1/23/50		100,000	89,731
TOTAL ENERGY	277,127
FINANCIALS – 16.7%
Banks – 9.0%
Bank of America Corp.:
2.299% 7/21/32 (d)		11,000	10,795
4.183% 11/25/27		170,000	185,932
Citigroup, Inc. 4.45% 9/29/27		170,000	189,056
Intesa Sanpaolo SpA 5.71% 1/15/26 (c)		200,000	221,691
JPMorgan Chase & Co. 4.493% 3/24/31 (d)		80,000	92,334
Royal Bank of Scotland Group PLC 3.073% 5/22/28 (d)		200,000	208,331
			908,139
Capital Markets – 3.5%
Ares Capital Corp. 3.875% 1/15/26		90,000	94,736
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)		12,000	11,774
3.80% 3/15/30		90,000	98,670
Morgan Stanley 4.431% 1/23/30 (d)(e)		130,000	148,227
			353,407
Consumer Finance – 1.7%
Ally Financial, Inc.:
2.20% 11/2/28		11,000	10,901
8.00% 11/1/31		30,000	42,439
Capital One Financial Corp.:
2.359% 7/29/32 (d)		20,000	19,090
3.80% 1/31/28		90,000	98,522
			170,952

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – 2.0%
Avolon Holdings Funding Ltd. 3.95% 7/1/24 (c)		$ 90,000	$94,329
Deutsche Bank AG 4.10% 1/13/26		100,000	107,531
			201,860
Insurance – 0.5%
Unum Group 4.00% 6/15/29		40,000	44,292
TOTAL FINANCIALS	1,678,650
HEALTH CARE – 2.7%
Health Care Providers & Services – 2.2%
Centene Corp.:
2.45% 7/15/28		13,000	12,756
2.625% 8/1/31		5,000	4,838
4.625% 12/15/29		90,000	96,300
Cigna Corp. 4.80% 8/15/38		80,000	98,036
Sabra Health Care LP 3.20% 12/1/31		12,000	11,774
			223,704
Pharmaceuticals – 0.5%
Viatris, Inc. 2.70% 6/22/30		50,000	49,925
TOTAL HEALTH CARE	273,629
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.9%
The Boeing Co. 5.15% 5/1/30		80,000	92,800
Industrial Conglomerates – 0.6%
General Electric Co. 4.35% 5/1/50		40,000	53,886
TOTAL INDUSTRIALS	146,686
INFORMATION TECHNOLOGY – 2.1%
Semiconductors & Semiconductor Equipment – 1.0%
Broadcom, Inc. 2.45% 2/15/31 (c)		50,000	48,121
Marvell Technology, Inc. 2.95% 4/15/31		50,000	51,090
			99,211
Software – 0.6%
Oracle Corp. 3.60% 4/1/40		50,000	51,802
VMware, Inc. 1.40% 8/15/26		7,000	6,840
			58,642

		Principal Amount(a)	Value

Technology Hardware, Storage & Peripherals – 0.5%
Dell International LLC / EMC Corp. 6.20% 7/15/30		$ 40,000	$ 50,848
TOTAL INFORMATION TECHNOLOGY	208,701
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.4%
American Homes 4 Rent LP:
2.375% 7/15/31		1,000	989
3.375% 7/15/51		2,000	2,065
Brixmor Operating Partnership LP 4.05% 7/1/30		40,000	43,947
Invitation Homes Operating Partnership LP 2.00% 8/15/31		14,000	13,274
Kite Realty Group Trust 4.75% 9/15/30		50,000	55,397
Lexington Realty Trust 2.70% 9/15/30		50,000	50,299
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,000	4,865
3.625% 10/1/29		50,000	52,309
Piedmont Operating Partnership LP 2.75% 4/1/32		2,000	1,973
Sun Communities Operating LP:
2.30% 11/1/28		2,000	1,996
2.70% 7/15/31		8,000	8,012
Vornado Realty LP:
2.15% 6/1/26		3,000	3,012
3.40% 6/1/31		9,000	9,278
			247,416
Real Estate Management & Development – 0.7%
CBRE Services, Inc. 2.50% 4/1/31		8,000	8,024
Corporate Office Properties LP 2.75% 4/15/31		2,000	2,006
Tanger Properties LP:
2.75% 9/1/31		6,000	5,754
3.875% 7/15/27		50,000	53,730
			69,514
TOTAL REAL ESTATE	316,930
U.S. GOVERNMENT AGENCY – 3.5%
U.S. Treasury Obligations – 3.5%
U.S. Treasury Notes:
0.875% 11/15/30		250,000	239,014
1.25% 4/30/28		110,000	109,527
TOTAL U.S. GOVERNMENT AGENCY	348,541

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Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – 1.5%
Electric Utilities – 1.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26		$ 40,000	$ 42,650
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (c)		50,000	49,239
2.775% 1/7/32 (c)		6,000	5,997
			97,886
Independent Power and Renewable Electricity Producers – 0.5%
The AES Corp.:
2.45% 1/15/31		3,000	2,937
3.95% 7/15/30 (c)		50,000	53,904
			56,841
TOTAL UTILITIES	154,727
TOTAL NONCONVERTIBLE BONDS (Cost $4,305,789)	4,296,736
U.S. Treasury Obligations – 33.0%

U.S. Treasury Bonds:
1.25% 8/15/31		70,000	68,874
2.25% 5/15/41		30,000	31,931
2.375% 5/15/51		874,000	991,307
U.S. Treasury Notes:
0.125% 2/28/23		1,630,000	1,625,543
0.50% 2/28/26		340,000	331,593
1.125% 2/15/31		278,000	271,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,219,915)	3,320,635
U.S. Government Agency - Mortgage Securities – 11.5%

Fannie Mae – 6.7%
1.50% 12/1/36 (b)		100,000	100,507
2.00% 4/1/51		50,215	50,325
2.00% 12/1/51 (b)		75,000	75,068
2.50% 2/1/51		46,031	47,614
2.50% 12/1/51 (b)(f)		75,000	76,875
2.50% 1/1/52 (b)		50,000	51,125
3.50% 11/1/45 to 8/1/49		259,134	274,038
TOTAL FANNIE MAE	675,552
Freddie Mac – 0.8%
3.00% 2/1/50		80,162	84,029
Ginnie Mae – 4.0%
2.00% 12/1/51 (b)		50,000	50,639
2.50% 4/20/51		16,088	16,539
2.50% 12/1/51 (b)		25,000	25,684

		Principal Amount(a)	Value

3.00% 11/20/50 to 6/20/51		$ 106,004	$ 109,936
3.00% 12/1/51 (b)		50,000	51,816
3.50% 11/20/50		42,965	44,866
3.50% 12/1/51 (b)		100,000	104,433
TOTAL GINNIE MAE	403,913
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,166,497)	1,163,494
Collateralized Mortgage Obligations – 6.9%

PRIVATE SPONSOR – 6.9%
BX 2021-LBA3 Mortgage Trust 1 month U.S. LIBOR + 0.898% 0.989% 10/15/36 (c)(d)(e)		100,000	99,758
CIM Retail Portfolio Trust 2021-RETL 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (c)(d)(e)		100,000	99,624
Extended Stay America Trust 2021-ESH 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (c)(d)(e)		99,482	99,482
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (c)(d)(e)		100,000	100,030
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class E 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (c)(d)(e)		100,000	99,188
SREIT Trust 2021-MFP 1 month U.S. LIBOR + 1.578% 1.678% 11/15/38 (c)(d)(e)		100,000	99,427
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (c)(d)(e)		100,000	99,970
TOTAL PRIVATE SPONSOR			697,479
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $698,648)	697,479
Asset-Backed Securities – 5.6%

Ares LIX CLO Ltd. Series 2021-59A, Class A 3 month U.S. LIBOR + 1.030% 1.154% 4/25/34 (c)(d)(e)		250,000	249,025
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (c)		97,646	96,031
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
		Principal Amount(a)	Value
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (c)		$ 215,415	$ 215,025
TOTAL ASSET-BACKED SECURITIES (Cost $564,665)	560,081

Money Market Fund – 5.6%
		Shares
Fidelity Cash Central Fund, 0.06% (g) (Cost $560,461)		560,349	560,461
TOTAL INVESTMENT IN SECURITIES – 105.3% (Cost $10,515,975)	10,598,886
NET OTHER ASSETS (LIABILITIES) – (5.3%)	(530,310)
NET ASSETS – 100.0%	$ 10,068,576

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,773,748 or 17.6% of net assets.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	A portion of the security sold on a delayed delivery basis.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$934,371	$237,336	$611,246	$118	$—	$—	$560,461	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
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Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7